TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Liability for unrecognized tax benefits	$ 139	$ 135	$ 132
Revenues	$ 8,626	$ 14,052	$ 14,712
Tax rates	24.00%	25.00%	26.50%
Development Zone A [Member]
Operating Loss Carryforwards [Line Items]
Tax rates	7.50%
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 23,700
Capital loss carryforwards	511
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	500
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 700
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2021
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2028
Vexigo [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 600
Technological preferred enterprise [Member] | Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Revenues	$ 10,000,000,000
Tax rates	12.00%
Special technological preferred enterprise [Member] | Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Revenues	$ 10,000,000,000
Tax rates	6.00%